Other current liabilities	12 Months Ended
Mar. 31, 2022
Other current liabilities

38 Other current liabilities

	March 31,
	2021	2022
Advance from customers	537,002	531,526
Statutory liabilities	106,317	79,368
Other liabilities	100,113	58,075
Deferred Consideration	38,858	41,656
Total	782,290	710,625

Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)